Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of Plan
1.
DESCRIPTION OF PLAN

The following description of the LiquidPower Specialty Products Inc. 401(k) and Profit Sharing Plan (the “Plan”) provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan is sponsored and administered by LiquidPower Specialty Products Inc. (the “Company”). The Plan also covers LiquidPower Specialty Products Transport, LLC which is a participating employer in the Plan. The Company is a wholly-owned subsidiary of Berkshire Hathaway Inc. (the “Parent”).

General.

The Plan is a defined contribution plan which covers all employees, except for leased employees and nonresident aliens. Employees are eligible to participate in the Plan as of the first day of service. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Fidelity Management Trust Company is the trustee for the Plan.

Contributions.

Participants are automatically enrolled at a deferral rate of 3% after 30 days of employment and the rate increases by 1% annually up to a rate of 6%. Employees may make voluntary pre-tax contributions or after-tax Roth 401(k) contributions through salary deferrals, limited to 75% of each employee’s eligible earnings, but not more than the maximum allowed by law. A participant upon proper notice and approval may enter into a special salary reduction agreement to make deferral contributions from any employer paid cash bonuses in an amount up to 100% of such bonuses, but not more than the maximum allowed by law. Unless a participant has entered into a special salary reduction agreement with respect to bonuses, the percentage deferred from any employer paid cash bonus shall be zero. Employee contributions are subject to Internal Revenue Code (the “IRC”) limitations. The maximum contribution allowed by the Plan was $23,500 in 2025. Employees who are 50 years or older as of December 31, 2025 and reach either the maximum before-tax contribution limit of 75% or maximum contribution allowed by the Plan may make catch-up contributions. The catch-up contribution limit was $7,500 for 2025. Effective January, 2025, participants between the age 60 and 63 before the close of the applicable plan year, may contribute an additional "super" catch-up contribution. The "super" catch-up contribution limit was $3,750 for 2025.

The Company adopted the Safe Harbor Provision of the IRC. The Company contributes and allocates to each eligible participant’s account a safe harbor matching contribution equal to 100% of elective salary deferrals up to the first 6% of compensation. The Company may also make a discretionary profit sharing contribution to participants who are employed at the end of the year and have 1,000 hours of service. The discretionary profit sharing contribution is divided among allocations groups as defined in the Plan document. Discretionary profit sharing contributions for the year ended December 31, 2025 were $3,034,249.

Any employee of the Company may roll over distributions made from a previous employer’s qualified retirement plan into the Plan.

Participant Accounts.

Each participant’s account is credited with the employee’s contributions and an allocation of the Company’s contributions, investment earnings and charged with an allocation of administrative expenses. Allocations are based on participants’ earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting.

Participants have a fully vested, nonforfeitable right to employee and Company contributions.

Investment Options.

All employee and Company contributions are participant-directed among twenty-three investment funds and Berkshire Hathaway Class B common stock.

Payment of Benefits.

Withdrawals of employer contributions from the Plan by participants can be made at the Plan designated normal retirement (age 55), when a participant dies or becomes disabled. Distributions upon withdrawal are made in accordance with the Plan document. When a participant reaches the age of 59 1⁄2, the in-service distribution may occur from all vested accounts.

Hardship Distributions:

A participant may receive a hardship distribution from salary reduction contributions and rollover contributions if the distribution is: (1) on account of uninsured medical expenses incurred by the participant, their spouse or dependents; (2) to purchase (excluding mortgage payments) a principal residence of the participant; (3) for the payment of post-secondary tuition expenses for the participant, their spouse or dependents; (4) needed to prevent eviction of the participant from his or her principal residence or foreclosure upon the mortgage of the participant’s principal residence; (5) for burial or funeral expenses for the participant’s parent, spouse, children or dependents; or, (6) for expenses for the repair of damage to the participant’s principal residence caused by fire, storm, or other casualty.

Notes Receivable from Participants.

Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of 50% of the participant’s vested account balance or $50,000 reduced by the participant’s highest outstanding note balance during the prior twelve-month period. Participants can have one note outstanding at a time. Participant notes are secured by the participant’s account balance, and bear interest at a reasonable rate of interest which shall remain fixed throughout the duration of the note. All notes require that repayment be amortized in level payments, not less than quarterly, over a period not extending beyond five years from the date of the note or fifteen years for notes to acquire a principal residence. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are recorded as distributions upon liquidation of their account balance.